SUBSEQUENT EVENTS (Details)			1 Months Ended			12 Months Ended
		Dec. 13, 2019 USD ($) $ / shares	Mar. 16, 2020 shares $ / shares	Feb. 18, 2020 USD ($)	Jan. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Options exercised	[1]					662,251	31,460
Proceeds from private placement | $								$ 12,087,000
Options granted to purchase ordinary shares						1,177,131	143,000	1,944,670
Exercise price | $ / shares						$ 3.12	$ 5.35	$ 6.39
Consultant [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options exercised					32,500
Number of options exercised to ordinary shares					32,500
Value of options exercised | $					$ 69,000
D.N.A. Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from private placement | $		$ 800,000		$ 800,000
Exercise price | $ / shares		$ 2.96
Options vesting description		Exercisable over a three-year period from the date of issuance
Certain Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted to purchase ordinary shares			201,600
Exercise price | $ / shares			$ 2.14
Options vesting description			The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.
Certain Service Providers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted to purchase ordinary shares			7,500
Exercise price | $ / shares			$ 2.14
Options vesting description			The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.
Certain Executive Officers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Options granted to purchase ordinary shares			250,000
Exercise price | $ / shares			$ 2.14
Options vesting description			The options vest over 4 years from the date of grant; 25% vest on the first anniversary of the date of grant and the remaining 75% vest in twelve equal quarterly installments following the first anniversary of the applicable grant date.

[1]	The total intrinsic value of options exercised during the year ended December 31, 2019, was approximately $2,391 thousand.